American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Equity ETF (AVSC)
November 30, 2022

Avantis U.S. Small Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.9%
AAR Corp.(1)	2,132	99,266
AerSale Corp.(1)	1,148	18,196
Archer Aviation, Inc., Class A(1)	5,543	13,913
Astronics Corp.(1)	1,148	9,643
Ducommun, Inc.(1)	615	30,941
Kaman Corp.	1,517	30,901
Kratos Defense & Security Solutions, Inc.(1)	56	533
Maxar Technologies, Inc.	4,264	103,189
Momentus, Inc.(1)	114	123
Moog, Inc., Class A	1,806	157,176
National Presto Industries, Inc.	287	19,837
Park Aerospace Corp.	1,025	13,561
Spirit AeroSystems Holdings, Inc., Class A	248	6,500
V2X, Inc.(1)	480	19,397
		523,176
Air Freight and Logistics — 1.2%
Air Transport Services Group, Inc.(1)	4,186	117,375
Atlas Air Worldwide Holdings, Inc.(1)	1,927	194,184
Forward Air Corp.	1,679	188,669
Hub Group, Inc., Class A(1)	2,080	175,032
Radiant Logistics, Inc.(1)	2,870	15,326
		690,586
Airlines — 0.6%
Allegiant Travel Co.(1)	861	71,127
Frontier Group Holdings, Inc.(1)	1,208	15,752
Hawaiian Holdings, Inc.(1)	2,747	38,183
SkyWest, Inc.(1)	2,747	50,682
Spirit Airlines, Inc.(1)	6,233	135,319
Sun Country Airlines Holdings, Inc.(1)	1,855	37,471
		348,534
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.(1)	6,396	66,582
Cooper-Standard Holdings, Inc.(1)	984	6,957
Dana, Inc.	8,770	154,440
Dorman Products, Inc.(1)	310	27,788
Gentherm, Inc.(1)	1,600	114,544
Modine Manufacturing Co.(1)	3,288	69,607
Motorcar Parts of America, Inc.(1)	1,025	11,552
Patrick Industries, Inc.	1,230	68,794
Standard Motor Products, Inc.	1,230	47,244
Stoneridge, Inc.(1)	1,312	31,081
Visteon Corp.(1)	902	132,414
XPEL, Inc.(1)	135	9,254
		740,257
Automobiles — 0.2%
Winnebago Industries, Inc.	1,804	105,697
Workhorse Group, Inc.(1)	4,141	9,524
		115,221

Banks — 14.9%
1st Source Corp.	492	28,093
ACNB Corp.	576	22,637
Amalgamated Financial Corp.	779	20,776
Amerant Bancorp, Inc.	2,009	59,185
American National Bankshares, Inc.	615	23,721
Ameris Bancorp	1,722	91,059
Ames National Corp.	541	12,389
Arrow Financial Corp.	791	27,819
Atlantic Union Bankshares Corp.	4,681	166,971
Banc of California, Inc.	2,911	49,400
BancFirst Corp.	1,053	107,343
Bancorp, Inc.(1)	2,952	88,471
Bank First Corp.	410	38,962
Bank of Marin Bancorp	902	32,373
Bank7 Corp.	246	6,839
Bankwell Financial Group, Inc.	373	11,037
Banner Corp.	1,927	136,085
Bar Harbor Bankshares	779	23,580
Baycom Corp.	903	17,121
BCB Bancorp, Inc.	1,115	21,018
Berkshire Hills Bancorp, Inc.	2,542	79,260
Blue Ridge Bankshares, Inc.	943	12,287
Brookline Bancorp., Inc.	4,305	61,217
Business First Bancshares, Inc.	1,107	26,037
Byline Bancorp, Inc.	1,353	30,835
Cambridge Bancorp	369	32,808
Camden National Corp.	779	34,105
Capital Bancorp, Inc.	533	13,229
Capital City Bank Group, Inc.	697	24,534
Capstar Financial Holdings, Inc.	943	16,880
Carter Bankshares, Inc.(1)	1,524	28,255
Central Pacific Financial Corp.	1,599	33,883
Central Valley Community Bancorp	574	11,710
Citizens & Northern Corp.	820	20,123
City Holding Co.	820	83,574
Civista Bancshares, Inc.	820	18,745
CNB Financial Corp.	984	25,141
Coastal Financial Corp.(1)	656	32,748
Colony Bankcorp, Inc.	948	12,997
Columbia Banking System, Inc.	4,515	153,781
Community Trust Bancorp, Inc.	861	41,251
ConnectOne Bancorp, Inc.	2,296	60,247
CrossFirst Bankshares, Inc.(1)	2,337	32,414
Customers Bancorp, Inc.(1)	1,968	63,507
Dime Community Bancshares, Inc.	1,722	61,424
Eagle Bancorp, Inc.	1,722	81,210
Enterprise Bancorp, Inc.	574	20,079
Enterprise Financial Services Corp.	1,968	103,005
Equity Bancshares, Inc., Class A	902	32,977
Esquire Financial Holdings, Inc.	451	20,223
Farmers & Merchants Bancorp, Inc.	862	24,722
Farmers National Banc Corp.	1,968	29,933
FB Financial Corp.	2,173	93,026
Financial Institutions, Inc.	902	22,839

First BanCorp	11,517	177,131
First Bancorp, Inc.	533	16,758
First Bancorp/Southern Pines NC	1,845	89,722
First Bancshares, Inc.	1,107	37,848
First Bank/Hamilton NJ	1,109	17,012
First Busey Corp.	2,993	78,028
First Business Financial Services, Inc.	501	19,198
First Commonwealth Financial Corp.	6,027	88,717
First Community Bankshares, Inc.	902	33,329
First Financial Bancorp	5,207	137,621
First Financial Corp.	615	29,563
First Foundation, Inc.	3,034	42,506
First Internet Bancorp	615	15,965
First Merchants Corp.	3,654	161,543
First Mid Bancshares, Inc.	943	32,675
First of Long Island Corp.	1,230	23,924
First Western Financial, Inc.(1)	495	15,048
Five Star Bancorp	615	16,605
Flushing Financial Corp.	1,763	36,776
Fulton Financial Corp.	8,017	149,036
German American Bancorp, Inc.	1,558	62,102
Great Southern Bancorp, Inc.	615	38,530
Guaranty Bancshares, Inc.	451	16,056
Hanmi Financial Corp.	1,927	52,125
HarborOne Bancorp, Inc.	2,624	38,389
Heartland Financial USA, Inc.	2,173	106,021
Heritage Commerce Corp.	3,198	45,444
Heritage Financial Corp.	1,927	63,398
Hilltop Holdings, Inc.	3,327	99,145
HomeStreet, Inc.	1,230	33,579
HomeTrust Bancshares, Inc.	902	23,091
Hope Bancorp, Inc.	6,642	90,464
Horizon Bancorp, Inc.	2,255	36,666
Independent Bank Corp. (Michigan)	1,230	30,184
International Bancshares Corp.	3,005	158,303
Lakeland Bancorp, Inc.	3,813	71,227
Lakeland Financial Corp.	1,435	113,308
Live Oak Bancshares, Inc.	2,173	72,470
Macatawa Bank Corp.	1,763	19,587
Mercantile Bank Corp.	861	29,971
Metrocity Bankshares, Inc.	1,230	27,675
Metropolitan Bank Holding Corp.(1)	697	44,287
Mid Penn Bancorp, Inc.	861	28,413
Midland States Bancorp, Inc.	1,148	30,893
MidWestOne Financial Group, Inc.	574	20,027
MVB Financial Corp.	574	13,707
National Bank Holdings Corp., Class A	1,927	89,625
NBT Bancorp, Inc.	2,592	119,647
Nicolet Bankshares, Inc.(1)	738	61,047
Northeast Bank	410	17,359
Northrim BanCorp, Inc.	328	18,240
Northwest Bancshares, Inc.	6,806	104,064
OceanFirst Financial Corp.	3,403	79,494
OFG Bancorp	2,952	85,519
Old Second Bancorp, Inc.	2,337	40,804

Origin Bancorp, Inc.	1,189	48,654
Orrstown Financial Services, Inc.	662	17,814
Park National Corp.	861	130,295
Parke Bancorp, Inc.	699	15,203
Pathward Financial, Inc.	1,845	80,313
PCB Bancorp.	697	12,978
PCSB Financial Corp.	721	14,406
Peapack-Gladstone Financial Corp.	984	40,560
Peoples Bancorp, Inc.	1,476	44,280
Peoples Financial Services Corp.	410	23,345
Preferred Bank	868	65,612
Premier Financial Corp.	2,132	62,212
Primis Financial Corp.	1,271	15,697
Professional Holding Corp., Class A(1)	861	25,804
QCR Holdings, Inc.	902	47,454
RBB Bancorp	861	19,347
Renasant Corp.	2,952	120,353
Republic Bancorp, Inc., Class A	820	36,137
Republic First Bancorp, Inc.(1)	2,829	7,214
S&T Bancorp, Inc.	2,091	78,245
Sandy Spring Bancorp, Inc.	2,624	91,368
Seacoast Banking Corp. of Florida	3,699	127,172
Shore Bancshares, Inc.	1,066	21,224
Sierra Bancorp	779	16,858
Silvergate Capital Corp., Class A(1)	1,274	34,946
SmartFinancial, Inc.	820	24,584
South Plains Financial, Inc.	574	17,771
Southern First Bancshares, Inc.(1)	451	22,325
Southside Bancshares, Inc.	1,886	68,537
Stellar Bancorp, Inc.	2,721	91,997
Stock Yards Bancorp, Inc.	2,065	152,851
Summit Financial Group, Inc.	656	18,604
Texas Capital Bancshares, Inc.(1)	2,135	128,079
Third Coast Bancshares, Inc.(1)	664	13,041
Tompkins Financial Corp.	697	58,227
Towne Bank	3,986	128,748
TriCo Bancshares	1,852	100,934
Triumph Bancorp, Inc.(1)	1,599	95,556
Trustmark Corp.	3,157	115,483
Unity Bancorp, Inc.	410	11,689
Univest Financial Corp.	1,681	47,421
Veritex Holdings, Inc.	2,665	87,039
Washington Federal, Inc.	4,656	164,217
Washington Trust Bancorp, Inc.	902	44,884
WesBanco, Inc.	3,362	135,993
West BanCorp, Inc.	861	20,698
Westamerica Bancorporation	1,641	101,332
		8,471,252
Beverages†
MGP Ingredients, Inc.	169	21,135
Vita Coco Co., Inc.(1)	441	5,222
		26,357
Biotechnology — 5.6%
2seventy bio, Inc.(1)	1,808	28,331
89bio, Inc.(1)	1,688	13,504

Aadi Bioscience, Inc.(1)	820	10,972
Actinium Pharmaceuticals, Inc.(1)	1,189	13,162
Adicet Bio, Inc.(1)	1,640	29,815
Agios Pharmaceuticals, Inc.(1)	4,150	125,081
Akero Therapeutics, Inc.(1)	3,607	167,725
Akouos, Inc.(1)	779	10,353
Aldeyra Therapeutics, Inc.(1)	2,337	13,087
Alector, Inc.(1)	1,845	15,664
Allogene Therapeutics, Inc.(1)	4,969	48,994
Allovir, Inc.(1)	1,640	12,316
Alpine Immune Sciences, Inc.(1)	373	2,342
Altimmune, Inc.(1)	728	7,244
AnaptysBio, Inc.(1)	1,312	36,251
Anika Therapeutics, Inc.(1)	779	24,570
Annexon, Inc.(1)	738	4,015
AquaBounty Technologies, Inc.(1)	2,050	1,410
Arcus Biosciences, Inc.(1)	3,239	113,916
Arcutis Biotherapeutics, Inc.(1)	29	500
ARS Pharmaceuticals, Inc.(1)	779	4,845
Assembly Biosciences, Inc.(1)	1,968	2,578
Atara Biotherapeutics, Inc.(1)	5,769	26,134
Atreca, Inc., Class A(1)	1,599	1,711
aTyr Pharma, Inc.(1)	1,722	3,720
Biomea Fusion, Inc.(1)	1,248	8,973
Bioxcel Therapeutics, Inc.(1)	1,025	16,984
Bluebird Bio, Inc.(1)	4,731	36,854
C4 Therapeutics, Inc.(1)	2,959	25,359
Cardiff Oncology, Inc.(1)	2,091	3,325
CareDx, Inc.(1)	2,709	35,082
Caribou Biosciences, Inc.(1)	1,526	14,207
Catalyst Pharmaceuticals, Inc.(1)	6,150	103,135
Chinook Therapeutics, Inc.(1)	3,386	76,693
Cogent Biosciences, Inc.(1)	1,175	14,782
Concert Pharmaceuticals, Inc.(1)	2,518	12,137
Cullinan Oncology, Inc.(1)	1,905	23,679
Deciphera Pharmaceuticals, Inc.(1)	2,997	47,682
Dynavax Technologies Corp.(1)	7,503	93,112
Dyne Therapeutics, Inc.(1)	1,902	22,253
Eagle Pharmaceuticals, Inc.(1)	656	23,826
Editas Medicine, Inc.(1)	3,630	38,478
Eiger BioPharmaceuticals, Inc.(1)	245	1,112
Emergent BioSolutions, Inc.(1)	1,927	23,702
Enanta Pharmaceuticals, Inc.(1)	949	41,557
Enochian Biosciences, Inc.(1)	1,312	1,975
Entrada Therapeutics, Inc.(1)	488	7,305
EQRx, Inc.(1)	18,627	70,038
Erasca, Inc.(1)	3,331	25,149
Essa Pharma, Inc.(1)	1,353	4,993
Frequency Therapeutics, Inc.(1)	984	2,184
F-star Therapeutics, Inc.(1)	420	2,369
G1 Therapeutics, Inc.(1)	364	2,169
Generation Bio Co.(1)	1,394	7,430
Genprex, Inc.(1)	1,886	2,546
Gritstone bio, Inc.(1)	1,272	3,740
Harpoon Therapeutics, Inc.(1)	53	36

Ideaya Biosciences, Inc.(1)	2,394	42,805
Immunic, Inc.(1)	861	1,154
Immunovant, Inc.(1)	2,296	30,101
Inmune Bio, Inc.(1)	492	3,518
Inovio Pharmaceuticals, Inc.(1)	10,291	20,994
Instil Bio, Inc.(1)	1,560	2,075
Ironwood Pharmaceuticals, Inc.(1)	7,913	95,826
iTeos Therapeutics, Inc.(1)	1,558	31,394
Jounce Therapeutics, Inc.(1)	2,091	1,840
KalVista Pharmaceuticals, Inc.(1)	779	4,199
Kezar Life Sciences, Inc.(1)	1,825	14,253
Kiniksa Pharmaceuticals Ltd., Class A(1)	1,517	25,531
Kinnate Biopharma, Inc.(1)	1,189	9,417
Kronos Bio, Inc.(1)	1,271	2,415
Krystal Biotech, Inc.(1)	542	42,135
Kura Oncology, Inc.(1)	3,506	55,290
Larimar Therapeutics, Inc.(1)	615	1,950
Ligand Pharmaceuticals, Inc.(1)	984	71,734
Lineage Cell Therapeutics, Inc.(1)	961	1,393
Lyell Immunopharma, Inc.(1)	8,657	36,446
MacroGenics, Inc.(1)	2,173	13,972
MediciNova, Inc.(1)	2,419	6,386
MeiraGTx Holdings PLC(1)	1,681	10,355
Mersana Therapeutics, Inc.(1)	1,248	8,312
Morphic Holding, Inc.(1)	1,124	30,932
Myriad Genetics, Inc.(1)	4,365	88,435
NextCure, Inc.(1)	738	1,041
NightHawk Biosciences, Inc.(1)	1,353	1,619
Nkarta, Inc.(1)	451	3,824
Nurix Therapeutics, Inc.(1)	2,460	30,479
Olema Pharmaceuticals, Inc.(1)	902	2,589
Organogenesis Holdings, Inc.(1)	2,337	6,403
ORIC Pharmaceuticals, Inc.(1)	1,763	6,329
Ovid therapeutics, Inc.(1)	2,993	5,298
Passage Bio, Inc.(1)	1,476	1,801
PMV Pharmaceuticals, Inc.(1)	1,271	12,685
Point Biopharma Global, Inc.(1)	1,453	9,895
Poseida Therapeutics, Inc.(1)	1,331	6,069
Praxis Precision Medicines, Inc.(1)	1,968	4,349
Protagonist Therapeutics, Inc.(1)	1,149	9,089
Prothena Corp. PLC(1)	1,699	106,204
Rallybio Corp.(1)	820	4,723
REGENXBIO, Inc.(1)	2,091	49,975
Repare Therapeutics, Inc.(1)	1,148	18,402
Replimune Group, Inc.(1)	1,640	33,571
REVOLUTION Medicines, Inc.(1)	1,130	26,657
Rhythm Pharmaceuticals, Inc.(1)	3,416	91,446
Rocket Pharmaceuticals, Inc.(1)	1,025	19,352
Roivant Sciences Ltd.(1)	4,935	26,452
Sage Therapeutics, Inc.(1)	2,794	114,666
Sangamo Therapeutics, Inc.(1)	5,626	20,591
Scholar Rock Holding Corp.(1)	3,082	23,947
Shattuck Labs, Inc.(1)	820	1,861
SQZ Biotechnologies Co.(1)	1,148	2,881
Stoke Therapeutics, Inc.(1)	738	5,565

Surface Oncology, Inc.(1)	462	425
Sutro Biopharma, Inc.(1)	2,050	15,354
Tarsus Pharmaceuticals, Inc.(1)	1,634	27,468
TCR2 Therapeutics, Inc.(1)	1,025	1,363
uniQure NV(1)	2,642	69,907
Vanda Pharmaceuticals, Inc.(1)	2,706	29,522
Viking Therapeutics, Inc.(1)	3,854	15,609
Viracta Therapeutics, Inc.(1)	1,271	2,949
Voyager Therapeutics, Inc.(1)	1,073	6,374
XBiotech, Inc.(1)	943	3,055
Xencor, Inc.(1)	3,731	110,885
Xenon Pharmaceuticals, Inc.(1)	1,640	60,483
Zymeworks, Inc.(1)	1,054	8,137
		3,163,262
Building Products — 1.0%
Alpha Pro Tech Ltd.(1)	697	2,823
Apogee Enterprises, Inc.	1,517	73,195
CSW Industrials, Inc.	862	104,259
Griffon Corp.	1,840	64,970
Insteel Industries, Inc.	1,189	35,064
Janus International Group, Inc.(1)	3,699	40,504
JELD-WEN Holding, Inc.(1)	1,117	11,550
Masonite International Corp.(1)	1,353	101,840
PGT Innovations, Inc.(1)	3,206	63,447
Quanex Building Products Corp.	1,804	42,881
		540,533
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc., Class A	3,202	111,077
Assetmark Financial Holdings, Inc.(1)	1,066	26,501
B. Riley Financial, Inc.	1,107	48,619
BGC Partners, Inc., Class A	22,249	95,893
Blucora, Inc.(1)	2,624	65,731
Bridge Investment Group Holdings, Inc., Class A	1,376	20,984
Cowen, Inc., Class A	1,394	53,892
Diamond Hill Investment Group, Inc.	205	36,482
Donnelley Financial Solutions, Inc.(1)	1,886	72,007
Federated Hermes, Inc.	3,286	124,737
Greenhill & Co., Inc.	697	6,524
Open Lending Corp., Class A(1)	5,086	35,958
Oppenheimer Holdings, Inc., Class A	410	17,081
Piper Sandler Cos.	1,148	164,922
PJT Partners, Inc., Class A	921	70,926
StoneX Group, Inc.(1)	1,333	135,259
Victory Capital Holdings, Inc., Class A	1,271	36,859
Virtus Investment Partners, Inc.	369	71,564
WisdomTree, Inc.	6,724	37,453
		1,232,469
Chemicals — 2.0%
AdvanSix, Inc.	1,845	75,940
American Vanguard Corp.	1,476	33,948
Chase Corp.	410	38,950
Danimer Scientific, Inc.(1)	3,700	9,842
Diversey Holdings Ltd.(1)	2,557	13,143
Ecovyst, Inc.(1)	3,158	29,338
FutureFuel Corp.	1,435	12,685

Hawkins, Inc.	1,107	46,051
Ingevity Corp.(1)	2,048	160,297
Innospec, Inc.	1,360	150,810
Intrepid Potash, Inc.(1)	656	23,649
Koppers Holdings, Inc.	1,107	32,978
Kronos Worldwide, Inc.	1,230	11,328
LSB Industries, Inc.(1)	2,132	32,897
Mativ Holdings, Inc.	373	7,747
Minerals Technologies, Inc.	1,804	108,763
Origin Materials, Inc.(1)	7,626	42,477
Orion Engineered Carbons SA	3,362	63,138
PureCycle Technologies, Inc.(1)	6,404	44,444
Rayonier Advanced Materials, Inc.(1)	3,239	25,070
Stepan Co.	1,234	137,677
Tredegar Corp.	1,558	16,110
Trinseo PLC	1,518	37,419
Tronox Holdings PLC, Class A	334	4,720
		1,159,421
Commercial Services and Supplies — 1.5%
ABM Industries, Inc.	99	4,671
ACCO Brands Corp.	5,125	28,546
ARC Document Solutions, Inc.	2,337	6,871
Brady Corp., Class A	2,542	121,762
BrightView Holdings, Inc.(1)	2,099	14,462
Civeo Corp.(1)	656	19,214
Deluxe Corp.	2,132	41,233
Ennis, Inc.	1,394	32,383
Harsco Corp.(1)	4,469	33,428
Healthcare Services Group, Inc.	3,157	44,040
Heritage-Crystal Clean, Inc.(1)	1,025	32,390
HNI Corp.	2,460	71,340
Interface, Inc.	3,403	36,855
KAR Auction Services, Inc.(1)	7,431	102,102
Kimball International, Inc., Class B	2,009	14,384
Li-Cycle Holdings Corp.(1)	6,031	38,417
Matthews International Corp., Class A	1,722	54,519
Pitney Bowes, Inc.	6,496	24,815
Quad/Graphics, Inc.(1)	1,763	6,523
SP Plus Corp.(1)	1,271	44,345
Steelcase, Inc., Class A	5,625	44,606
VSE Corp.	615	30,160
		847,066
Communications Equipment — 1.2%
ADTRAN Holdings, Inc.	1,648	33,405
Applied Optoelectronics, Inc.(1)	1,025	2,255
Aviat Networks, Inc.(1)	574	18,058
Cambium Networks Corp.(1)	270	5,748
Comtech Telecommunications Corp.	1,476	17,225
Digi International, Inc.(1)	1,110	47,142
DZS, Inc.(1)	120	1,418
EMCORE Corp.(1)	1,599	2,271
Extreme Networks, Inc.(1)	8,528	178,832
Harmonic, Inc.(1)	5,086	78,019
KVH Industries, Inc.(1)	861	9,807
NETGEAR, Inc.(1)	1,681	33,166

NetScout Systems, Inc.(1)	3,977	148,263
Ribbon Communications, Inc.(1)	3,157	7,987
ViaSat, Inc.(1)	2,762	94,157
		677,753
Construction and Engineering — 1.7%
Arcosa, Inc.	2,376	145,174
Argan, Inc.	820	31,119
Concrete Pumping Holdings, Inc.(1)	1,435	10,131
Dycom Industries, Inc.(1)	1,785	162,685
Fluor Corp.(1)	3,644	122,475
Granite Construction, Inc.	2,542	91,563
Great Lakes Dredge & Dock Corp.(1)	3,526	25,810
IES Holdings, Inc.(1)	49	1,657
MasTec, Inc.(1)	49	4,451
Matrix Service Co.(1)	1,312	6,718
MYR Group, Inc.(1)	861	82,251
Northwest Pipe Co.(1)	533	19,966
NV5 Global, Inc.(1)	902	130,348
Primoris Services Corp.	2,911	62,150
Sterling Infrastructure, Inc.(1)	1,763	57,738
Tutor Perini Corp.(1)	2,296	16,416
		970,652
Construction Materials†
United States Lime & Minerals, Inc.	123	17,095
Consumer Finance — 1.4%
Atlanticus Holdings Corp.(1)	369	10,627
Bread Financial Holdings, Inc.	2,960	121,449
Consumer Portfolio Services, Inc.(1)	984	8,482
Elevate Credit, Inc.(1)	1,363	2,481
Encore Capital Group, Inc.(1)	1,476	74,390
Enova International, Inc.(1)	2,091	84,351
EZCORP, Inc., Class A(1)	3,116	31,222
Green Dot Corp., Class A(1)	2,542	51,806
LendingClub Corp.(1)	3,859	39,786
Medallion Financial Corp.	779	5,804
Navient Corp.	8,487	140,630
Oportun Financial Corp.(1)	1,517	8,404
PRA Group, Inc.(1)	2,747	94,442
PROG Holdings, Inc.(1)	3,567	70,234
Regional Management Corp.	451	13,278
World Acceptance Corp.(1)	287	20,351
		777,737
Containers and Packaging — 0.7%
Greif, Inc., Class A	1,440	101,246
Greif, Inc., Class B	265	19,912
Myers Industries, Inc.	2,428	56,670
O-I Glass, Inc.(1)	9,840	161,474
Pactiv Evergreen, Inc.	2,050	23,862
TriMas Corp.	2,214	60,553
		423,717
Distributors†
Funko, Inc., Class A(1)	126	1,197
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(1)	2,501	104,042
American Public Education, Inc.(1)	861	11,064

Carriage Services, Inc.	1,025	25,779
Chegg, Inc.(1)	3,321	99,099
European Wax Center, Inc., Class A	680	9,860
frontdoor, Inc.(1)	3,707	86,632
Graham Holdings Co., Class B	172	110,713
Lincoln Educational Services Corp.(1)	1,312	8,672
OneSpaWorld Holdings Ltd.(1)	3,690	36,789
Perdoceo Education Corp.(1)	3,772	54,128
Strategic Education, Inc.	380	31,084
Stride, Inc.(1)	2,337	82,753
Universal Technical Institute, Inc.(1)	1,886	13,655
		674,270
Diversified Financial Services — 0.6%
Alerus Financial Corp.	697	16,491
A-Mark Precious Metals, Inc.	1,097	37,847
Cannae Holdings, Inc.(1)	4,305	99,747
Jackson Financial, Inc., Class A	4,724	176,441
		330,526
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	574	27,787
Consolidated Communications Holdings, Inc.(1)	3,157	14,585
EchoStar Corp., Class A(1)	2,132	37,097
IDT Corp., Class B(1)	1,230	34,378
Liberty Latin America Ltd., Class A(1)	1,282	9,923
Liberty Latin America Ltd., Class C(1)	4,881	38,023
Radius Global Infrastructure, Inc., Class A(1)	4,186	52,995
		214,788
Electric Utilities — 0.5%
MGE Energy, Inc.	2,050	147,620
Otter Tail Corp.	2,665	158,914
Via Renewables, Inc.	656	4,238
		310,772
Electrical Equipment — 1.0%
AZZ, Inc.	1,353	56,325
Encore Wire Corp.	1,326	193,742
EnerSys	1,802	136,195
FREYR Battery SA(1)	5,699	77,791
FuelCell Energy, Inc.(1)	2,222	7,688
GrafTech International Ltd.	11,242	60,707
Orion Energy Systems, Inc.(1)	1,107	2,347
Powell Industries, Inc.	492	12,950
Preformed Line Products Co.	82	7,736
Thermon Group Holdings, Inc.(1)	1,804	36,639
TPI Composites, Inc.(1)	192	2,319
		594,439
Electronic Equipment, Instruments and Components — 3.5%
Advanced Energy Industries, Inc.	1,611	149,243
Aeva Technologies, Inc.(1)	3,610	6,065
Airgain, Inc.(1)	410	3,227
Akoustis Technologies, Inc.(1)	1,968	7,478
Badger Meter, Inc.	1,376	159,368
Bel Fuse, Inc., Class B	574	19,769
Belden, Inc.	2,448	196,917
Benchmark Electronics, Inc.	2,050	59,183
CTS Corp.	1,804	76,670

Daktronics, Inc.(1)	2,050	7,072
ePlus, Inc.(1)	1,722	85,514
Evolv Technologies Holdings, Inc.(1)	2,378	8,299
FARO Technologies, Inc.(1)	717	21,453
Itron, Inc.(1)	2,054	109,232
Kimball Electronics, Inc.(1)	1,353	31,241
Knowles Corp.(1)	5,371	83,788
Methode Electronics, Inc.	2,009	91,771
Napco Security Technologies, Inc.(1)	1,062	28,016
nLight, Inc.(1)	1,682	18,266
OSI Systems, Inc.(1)	820	72,554
PC Connection, Inc.(1)	574	31,886
Plexus Corp.(1)	1,360	149,899
Richardson Electronics Ltd.	738	18,775
Sanmina Corp.(1)	3,845	254,116
ScanSource, Inc.(1)	1,640	48,970
TTM Technologies, Inc.(1)	5,412	86,971
Vishay Intertechnology, Inc.	6,441	148,401
Vishay Precision Group, Inc.(1)	656	26,614
		2,000,758
Energy Equipment and Services — 3.1%
Archrock, Inc.	8,364	72,850
Bristow Group, Inc.(1)	1,435	37,310
Core Laboratories NV	3,003	65,105
Diamond Offshore Drilling, Inc.(1)	1,109	10,613
DMC Global, Inc.(1)	1,066	19,604
Dril-Quip, Inc.(1)	1,681	39,571
Expro Group Holdings NV(1)	4,223	73,354
Forum Energy Technologies, Inc.(1)	246	7,149
Helix Energy Solutions Group, Inc.(1)	7,790	49,700
Liberty Energy, Inc., Class A(1)	8,959	148,092
Nabors Industries Ltd.(1)	451	71,407
National Energy Services Reunited Corp.(1)	1,558	9,956
Newpark Resources, Inc.(1)	5,535	22,195
NexTier Oilfield Solutions, Inc.(1)	14,679	149,579
Oceaneering International, Inc.(1)	5,617	85,322
Oil States International, Inc.(1)	3,444	23,247
Patterson-UTI Energy, Inc.	3,661	65,715
ProPetro Holding Corp.(1)	5,699	62,575
RPC, Inc.	5,125	47,458
Select Energy Services, Inc., Class A	3,977	32,572
Solaris Oilfield Infrastructure, Inc., Class A	1,722	18,890
TechnipFMC PLC(1)	14,398	178,535
TETRA Technologies, Inc.(1)	8,169	31,124
Tidewater, Inc.(1)	2,132	64,813
Transocean Ltd.(1)	27,106	115,200
US Silica Holdings, Inc.(1)	3,977	52,059
Weatherford International PLC(1)	4,633	201,072
		1,755,067
Entertainment — 0.6%
Cinemark Holdings, Inc.(1)	5,373	73,126
IMAX Corp.(1)	3,034	51,244
Liberty Media Corp.-Liberty Braves, Class A(1)	473	15,666
Liberty Media Corp.-Liberty Braves, Class C(1)	1,985	64,671
Madison Square Garden Entertainment Corp.(1)	1,690	81,323

Marcus Corp.	1,394	22,639
Playstudios, Inc.(1)	5,415	22,635
Sciplay Corp., Class A(1)	1,312	21,018
		352,322
Food and Staples Retailing — 1.4%
Andersons, Inc.	2,091	80,504
Grocery Outlet Holding Corp.(1)	319	9,656
HF Foods Group, Inc.(1)	2,665	11,833
Ingles Markets, Inc., Class A	984	99,482
Natural Grocers by Vitamin Cottage, Inc.	738	7,439
PriceSmart, Inc.	1,353	96,117
Rite Aid Corp.(1)	3,034	15,382
SpartanNash Co.	2,296	75,424
Sprouts Farmers Market, Inc.(1)	2,519	86,477
United Natural Foods, Inc.(1)	3,895	185,714
Village Super Market, Inc., Class A	410	9,241
Weis Markets, Inc.	1,025	89,390
		766,659
Food Products — 1.2%
Alico, Inc.	246	7,609
AppHarvest, Inc.(1)	1,845	1,664
B&G Foods, Inc.	3,485	46,281
Calavo Growers, Inc.	861	30,100
Cal-Maine Foods, Inc.	1,568	91,383
Farmer Bros Co.(1)	615	3,555
Fresh Del Monte Produce, Inc.	2,091	57,879
Hain Celestial Group, Inc.(1)	862	16,154
Hostess Brands, Inc.(1)	4,554	120,225
J & J Snack Foods Corp.	188	30,836
Lifecore Biomedical, Inc.(1)	1,435	12,212
Limoneira Co.	861	11,055
Mission Produce, Inc.(1)	1,886	29,968
Seneca Foods Corp., Class A(1)	328	21,084
Tootsie Roll Industries, Inc.	864	38,837
TreeHouse Foods, Inc.(1)	3,034	149,970
Vital Farms, Inc.(1)	1,025	14,627
		683,439
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	492	58,907
Northwest Natural Holding Co.	1,681	84,235
South Jersey Industries, Inc.	1,559	54,097
		197,239
Health Care Equipment and Supplies — 1.8%
Accuray, Inc.(1)	2,342	4,801
AngioDynamics, Inc.(1)	2,091	27,078
Atrion Corp.	82	49,594
Avanos Medical, Inc.(1)	2,747	73,894
Axogen, Inc.(1)	943	10,326
Butterfly Network, Inc.(1)	7,691	24,842
Cardiovascular Systems, Inc.(1)	1,189	16,658
Co-Diagnostics, Inc.(1)	1,886	5,677
CytoSorbents Corp.(1)	1,517	2,124
Glaukos Corp.(1)	244	11,363
Haemonetics Corp.(1)	2,788	237,844
Inogen, Inc.(1)	656	14,642

Integer Holdings Corp.(1)	1,426	105,980
iRadimed Corp.	295	8,720
Lantheus Holdings, Inc.(1)	916	56,865
LeMaitre Vascular, Inc.	1,107	51,863
Meridian Bioscience, Inc.(1)	2,378	76,096
Merit Medical Systems, Inc.(1)	4	288
Neuronetics, Inc.(1)	1,107	6,952
NuVasive, Inc.(1)	2,993	116,248
OmniAb, Inc.(1)	1,601	5,668
OmniAb, Inc.(1)	309	779
OmniAb, Inc.(1)	309	756
OraSure Technologies, Inc.(1)	3,895	19,631
Orthofix Medical, Inc.(1)	943	16,965
Retractable Technologies, Inc.(1)	656	1,292
SeaSpine Holdings Corp.(1)	1,476	11,055
Sensus Healthcare, Inc.(1)	210	1,403
UFP Technologies, Inc.(1)	96	11,525
Utah Medical Products, Inc.	205	18,257
Varex Imaging Corp.(1)	2,173	46,155
		1,035,341
Health Care Providers and Services — 1.5%
Addus HomeCare Corp.(1)	1,111	122,521
Agiliti, Inc.(1)	1,332	21,991
Apollo Medical Holdings, Inc.(1)	188	5,350
Brookdale Senior Living, Inc.(1)	8,118	25,572
Castle Biosciences, Inc.(1)	1,083	25,548
Clover Health Investments Corp.(1)	1,488	1,949
CorVel Corp.(1)	615	94,077
Fulgent Genetics, Inc.(1)	1,107	40,151
InfuSystem Holdings, Inc.(1)	820	7,036
Joint Corp.(1)	779	11,615
ModivCare, Inc.(1)	697	53,669
National HealthCare Corp.	697	42,963
National Research Corp.	1,066	41,297
OPKO Health, Inc.(1)	24,067	36,101
Owens & Minor, Inc.	4,141	85,346
Patterson Cos., Inc.	2,710	77,072
Privia Health Group, Inc.(1)	120	2,872
RadNet, Inc.(1)	2,764	54,644
Select Medical Holdings Corp.	1,810	44,490
U.S. Physical Therapy, Inc.	340	29,379
		823,643
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.(1)	6,765	128,129
American Well Corp., Class A(1)	11,808	43,099
Computer Programs & Systems, Inc.(1)	779	23,058
HealthStream, Inc.(1)	705	17,907
Multiplan Corp.(1)	15,142	22,562
NextGen Healthcare, Inc.(1)	3,075	63,960
Sharecare, Inc.(1)	1,086	2,074
Simulations Plus, Inc.	93	3,775
		304,564
Hotels, Restaurants and Leisure — 1.7%
Accel Entertainment, Inc.(1)	1,232	10,534
Bally's Corp.(1)	1,560	39,000

BJ's Restaurants, Inc.(1)	1,230	39,458
Bloomin' Brands, Inc.	5,458	122,914
BurgerFi International, Inc.(1)	205	303
Carrols Restaurant Group, Inc.(1)	1,435	2,138
Century Casinos, Inc.(1)	1,517	11,332
Cheesecake Factory, Inc.	2,665	93,382
Chuy's Holdings, Inc.(1)	1,107	35,081
Cracker Barrel Old Country Store, Inc.	1,312	150,618
Dave & Buster's Entertainment, Inc.(1)	2,584	102,481
El Pollo Loco Holdings, Inc.	820	8,938
Everi Holdings, Inc.(1)	4,961	82,948
Fiesta Restaurant Group, Inc.(1)	738	4,812
Golden Entertainment, Inc.(1)	1,066	47,234
Monarch Casino & Resort, Inc.(1)	738	62,619
Noodles & Co.(1)	2,296	12,651
ONE Group Hospitality, Inc.(1)	1,599	10,537
Playa Hotels & Resorts NV(1)	7,749	47,656
PlayAGS, Inc.(1)	1,312	6,954
RCI Hospitality Holdings, Inc.	533	48,514
Red Robin Gourmet Burgers, Inc.(1)	492	4,079
Ruth's Hospitality Group, Inc.	1,763	30,870
		975,053
Household Durables — 2.4%
Aterian, Inc.(1)	88	95
Bassett Furniture Industries, Inc.	369	7,007
Beazer Homes USA, Inc.(1)	1,968	26,863
Cavco Industries, Inc.(1)	574	131,808
Century Communities, Inc.	1,927	92,804
Ethan Allen Interiors, Inc.	1,435	40,826
Flexsteel Industries, Inc.	328	4,854
GoPro, Inc., Class A(1)	6,970	38,196
Green Brick Partners, Inc.(1)	2,009	48,578
Hooker Furnishings Corp.	492	8,369
Hovnanian Enterprises, Inc., Class A(1)	287	13,779
Installed Building Products, Inc.	1,328	112,787
iRobot Corp.(1)	1,394	72,614
KB Home	4,147	130,174
La-Z-Boy, Inc.	2,501	68,102
Legacy Housing Corp.(1)	574	10,057
LGI Homes, Inc.(1)	1,189	118,115
Lifetime Brands, Inc.	779	6,551
M/I Homes, Inc.(1)	1,681	75,948
MDC Holdings, Inc.	3,247	105,300
Meritage Homes Corp.(1)	538	46,489
Skyline Champion Corp.(1)	120	6,239
Sonos, Inc.(1)	1,159	20,317
Tri Pointe Homes, Inc.(1)	7,011	129,283
Universal Electronics, Inc.(1)	574	12,553
VOXX International Corp.(1)	779	8,561
		1,336,269
Household Products — 0.6%
Central Garden & Pet Co.(1)	574	23,563
Central Garden & Pet Co., Class A(1)	2,255	88,103
Energizer Holdings, Inc.	3,560	121,360
Oil-Dri Corp. of America	287	9,385

WD-40 Co.	738	123,615
		366,026
Independent Power and Renewable Electricity Producers — 0.3%
Montauk Renewables, Inc.(1)	3,608	43,548
Sunnova Energy International, Inc.(1)	6,048	138,076
		181,624
Insurance — 2.7%
Ambac Financial Group, Inc.(1)	2,501	40,666
AMERISAFE, Inc.	1,066	63,288
Argo Group International Holdings Ltd.	1,927	52,376
Bright Health Group, Inc.(1)	12	12
CNO Financial Group, Inc.	6,724	157,880
Donegal Group, Inc., Class A	948	14,097
eHealth, Inc.(1)	697	2,481
Employers Holdings, Inc.	1,558	72,400
Genworth Financial, Inc., Class A(1)	31,037	156,116
Greenlight Capital Re Ltd., A Shares(1)	1,148	8,989
HCI Group, Inc.	456	17,064
Heritage Insurance Holdings, Inc.	1,189	1,962
Horace Mann Educators Corp.	2,591	99,987
Investors Title Co.	82	12,590
James River Group Holdings Ltd.	1,845	44,317
Lemonade, Inc.(1)	2,464	48,910
Mercury General Corp.	1,603	58,157
National Western Life Group, Inc., Class A	123	25,928
Oscar Health, Inc., Class A(1)	3,814	10,984
Palomar Holdings, Inc.(1)	1,815	113,873
ProAssurance Corp.	3,321	66,387
Safety Insurance Group, Inc.	949	87,061
SiriusPoint Ltd.(1)	4,428	28,871
Stewart Information Services Corp.	1,722	76,216
Tiptree, Inc.	1,435	19,904
United Fire Group, Inc.	1,435	43,839
Universal Insurance Holdings, Inc.	1,681	18,474
White Mountains Insurance Group Ltd.	130	176,652
		1,519,481
Interactive Media and Services — 0.9%
Cargurus, Inc.(1)	3,662	47,899
Cars.com, Inc.(1)	4,510	66,658
DHI Group, Inc.(1)	2,993	16,821
Nextdoor Holdings, Inc.(1)	2,677	6,023
QuinStreet, Inc.(1)	2,747	39,090
Shutterstock, Inc.	1,544	83,098
TripAdvisor, Inc.(1)	4,681	95,445
Yelp, Inc.(1)	3,977	123,088
Zedge, Inc., Class B(1)	492	1,176
ZipRecruiter, Inc., Class A(1)	2,662	44,083
		523,381
Internet and Direct Marketing Retail — 0.3%
1-800-Flowers.com, Inc., Class A(1)	1,435	12,140
Duluth Holdings, Inc., Class B(1)	574	5,028
Lands' End, Inc.(1)	492	5,687
Liquidity Services, Inc.(1)	1,476	24,634
PetMed Express, Inc.	1,107	21,919
Poshmark, Inc., Class A(1)	1,484	26,460

Qurate Retail, Inc., Series A(1)	16,974	39,889
Rover Group, Inc.(1)	7,558	36,430
Stitch Fix, Inc., Class A(1)	2,543	10,274
		182,461
IT Services — 1.6%
Brightcove, Inc.(1)	2,214	12,243
Cass Information Systems, Inc.	779	33,871
Conduent, Inc.(1)	9,143	36,938
CSG Systems International, Inc.	2,050	126,772
EVERTEC, Inc.	3,821	129,035
Hackett Group, Inc.	1,517	35,043
Information Services Group, Inc.	1,054	5,649
Innodata, Inc.(1)	272	846
International Money Express, Inc.(1)	1,763	38,292
Kyndryl Holdings, Inc.(1)	11,726	137,312
Paya Holdings, Inc.(1)	2,870	26,720
Payoneer Global, Inc.(1)	14,359	77,539
Paysafe Ltd.(1)	20,262	28,772
Perficient, Inc.(1)	779	55,348
PFSweb, Inc.(1)	1,231	13,750
Rackspace Technology, Inc.(1)	2,263	11,044
Verra Mobility Corp.(1)	8,364	132,569
		901,743
Leisure Products — 0.5%
American Outdoor Brands, Inc.(1)	533	5,042
AMMO, Inc.(1)	3,772	8,072
JAKKS Pacific, Inc.(1)	451	8,488
Johnson Outdoors, Inc., Class A	287	16,233
Malibu Boats, Inc., Class A(1)	1,148	66,251
MasterCraft Boat Holdings, Inc.(1)	1,066	27,418
Nautilus, Inc.(1)	902	1,335
Smith & Wesson Brands, Inc.	2,050	24,128
Sturm Ruger & Co., Inc.	984	54,051
Vista Outdoor, Inc.(1)	3,362	94,035
		305,053
Life Sciences Tools and Services — 0.3%
Bionano Genomics, Inc.(1)	820	1,648
Harvard Bioscience, Inc.(1)	1,763	4,513
MaxCyte, Inc.(1)	3,384	20,270
NeoGenomics, Inc.(1)	7,693	86,239
Personalis, Inc.(1)	1,271	3,228
Quanterix Corp.(1)	1,237	16,452
SomaLogic, Inc.(1)	4,963	13,897
Sotera Health Co.(1)	2,477	20,658
		166,905
Machinery — 4.3%
Alamo Group, Inc.	656	98,728
Albany International Corp., Class A	1,755	177,904
Altra Industrial Motion Corp.	3,567	209,098
Astec Industries, Inc.	1,312	58,043
Barnes Group, Inc.	2,665	113,502
Commercial Vehicle Group, Inc.(1)	1,681	11,599
Desktop Metal, Inc., Class A(1)	11,074	22,702
Douglas Dynamics, Inc.	499	19,421
Enerpac Tool Group Corp.	3,239	81,105

EnPro Industries, Inc.	1	119
Federal Signal Corp.	2,956	143,632
Gorman-Rupp Co.	14	388
Greenbrier Cos., Inc.	1,722	66,108
Helios Technologies, Inc.	1,927	101,630
Hurco Cos., Inc.	328	8,180
Hyliion Holdings Corp.(1)	4,797	14,487
Hyster-Yale Materials Handling, Inc.	410	12,005
Kadant, Inc.	738	142,463
Kennametal, Inc.	4,715	124,570
Manitowoc Co., Inc.(1)	1,886	18,521
Mayville Engineering Co., Inc.(1)	287	3,668
Miller Industries, Inc.	615	16,968
Mueller Industries, Inc.	848	58,317
Mueller Water Products, Inc., Class A	8,733	101,827
NN, Inc.(1)	1,517	2,897
Omega Flex, Inc.	164	15,762
Park-Ohio Holdings Corp.	492	6,568
Proterra, Inc.(1)	7,717	42,752
Proto Labs, Inc.(1)	1,518	40,257
REV Group, Inc.	1,845	25,627
Shyft Group, Inc.	1,440	35,323
SPX Technologies, Inc.(1)	1,970	131,793
Standex International Corp.	697	73,220
Tennant Co.	984	62,513
Terex Corp.	3,682	169,041
Titan International, Inc.(1)	3,403	48,765
Trinity Industries, Inc.	5,289	162,002
		2,421,505
Marine — 0.2%
Costamare, Inc.	2,296	22,133
Eagle Bulk Shipping, Inc.	533	27,423
Genco Shipping & Trading Ltd.	2,009	29,794
Pangaea Logistics Solutions Ltd.	1,394	7,151
Safe Bulkers, Inc.	3,649	10,400
		96,901
Media — 1.3%
AMC Networks, Inc., Class A(1)	1,312	26,188
Boston Omaha Corp., Class A(1)	1,066	30,541
Cumulus Media, Inc., Class A(1)	1,238	9,062
Daily Journal Corp.(1)	41	11,275
E.W. Scripps Co., Class A(1)	3,280	49,134
Entravision Communications Corp., Class A	3,403	18,921
Gannett Co., Inc.(1)	387	967
Gray Television, Inc.	4,715	55,165
iHeartMedia, Inc., Class A(1)	5,251	42,218
John Wiley & Sons, Inc., Class A	2,518	119,378
Lee Enterprises, Inc.(1)	369	6,642
Magnite, Inc.(1)	6,075	67,493
PubMatic, Inc., Class A(1)	1,722	26,984
Salem Media Group, Inc.(1)	1,312	1,745
Scholastic Corp.	1,148	47,206
Sinclair Broadcast Group, Inc., Class A	2,379	44,154
Stagwell, Inc.(1)	3,698	27,587
TechTarget, Inc.(1)	1,722	78,627

Thryv Holdings, Inc.(1)	1,312	25,164
Urban One, Inc.(1)	1,477	6,499
Urban One, Inc., Class A(1)	533	2,660
WideOpenWest, Inc.(1)	3,034	31,493
		729,103
Metals and Mining — 2.2%
Alpha Metallurgical Resources, Inc.	939	160,785
Arconic Corp.(1)	4,519	107,688
Ascent Industries Co.(1)	533	5,666
ATI, Inc.(1)	439	13,394
Carpenter Technology Corp.	3,242	133,117
Century Aluminum Co.(1)	2,747	24,750
Coeur Mining, Inc.(1)	9,717	34,009
Compass Minerals International, Inc.	1,726	76,548
Haynes International, Inc.	738	36,870
Hecla Mining Co.	26,969	146,981
Kaiser Aluminum Corp.	779	70,422
Materion Corp.	26	2,095
Olympic Steel, Inc.	451	15,826
Ramaco Resources, Inc.	620	7,099
Ryerson Holding Corp.	1,107	32,645
Schnitzer Steel Industries, Inc., Class A	1,476	50,671
SunCoke Energy, Inc.	4,633	39,195
TimkenSteel Corp.(1)	2,583	48,302
Warrior Met Coal, Inc.	3,444	126,808
Worthington Industries, Inc.	1,845	104,685
		1,237,556
Multiline Retail — 0.2%
Big Lots, Inc.	1,763	34,379
Ollie's Bargain Outlet Holdings, Inc.(1)	1,235	75,211
		109,590
Multi-Utilities — 0.2%
Avista Corp.	382	15,769
NorthWestern Corp.	434	25,350
Unitil Corp.	861	47,200
		88,319
Oil, Gas and Consumable Fuels — 5.8%
Alto Ingredients, Inc.(1)	3,854	13,450
Arch Resources, Inc.	781	120,860
Berry Corp.	4,838	43,590
Brigham Minerals, Inc., Class A	2,952	104,589
Callon Petroleum Co.(1)	3,286	137,749
Chord Energy Corp.	1,635	249,387
Clean Energy Fuels Corp.(1)	9,026	61,016
CNX Resources Corp.(1)	2,367	41,115
Comstock Resources, Inc.	2,732	50,132
CONSOL Energy, Inc.	1,558	120,667
Crescent Energy Co., Class A	2,101	29,519
CVR Energy, Inc.	1,632	60,139
Delek US Holdings, Inc.	4,845	150,098
DHT Holdings, Inc.	7,708	78,082
Diamondback Energy, Inc.	240	35,525
Dorian LPG Ltd.	1,681	32,729
Earthstone Energy, Inc., Class A(1)	5,010	79,358
Evolution Petroleum Corp.	1,681	12,154

Gevo, Inc.(1)	10,783	23,507
Green Plains, Inc.(1)	3,157	109,106
International Seaways, Inc.	2,542	109,509
Kimbell Royalty Partners LP(1)	2,870	49,565
Kosmos Energy Ltd.(1)	9,345	62,144
Laredo Petroleum, Inc.(1)	1,148	73,277
Noble Corp. PLC(1)	2,156	80,052
Nordic American Tankers Ltd.	6,314	22,857
PBF Energy, Inc., Class A	4,774	189,862
Peabody Energy Corp.(1)	4,806	153,504
Permian Resources Corp.	12,173	123,678
Plains GP Holdings LP, Class A(1)	12,875	170,336
Ranger Oil Corp., Class A	1,640	71,455
REX American Resources Corp.(1)	1,107	32,668
Riley Exploration Permian, Inc.	492	15,995
Ring Energy, Inc.(1)	3,854	10,406
SandRidge Energy, Inc.(1)	2,132	43,493
Scorpio Tankers, Inc.	3,352	171,019
SFL Corp. Ltd.	6,847	67,032
SilverBow Resources, Inc.(1)	615	21,470
Sitio Royalties Corp.	743	23,434
Talos Energy, Inc.(1)	4,264	83,788
Teekay Corp.(1)	3,854	17,150
Teekay Tankers Ltd., Class A(1)	1,230	41,500
VAALCO Energy, Inc.	3,157	16,353
Vertex Energy, Inc.(1)	254	2,106
World Fuel Services Corp.	3,485	99,148
		3,304,573
Paper and Forest Products — 0.4%
Clearwater Paper Corp.(1)	1,107	43,206
Glatfelter Corp.	2,788	9,674
Mercer International, Inc.	2,214	30,553
Sylvamo Corp.	2,296	124,191
		207,624
Personal Products — 0.9%
Edgewell Personal Care Co.	2,993	129,327
elf Beauty, Inc.(1)	2,461	135,257
Inter Parfums, Inc.	416	39,641
Medifast, Inc.	492	62,017
Nature's Sunshine Products, Inc.(1)	697	6,203
Nu Skin Enterprises, Inc., Class A	2,747	114,577
USANA Health Sciences, Inc.(1)	656	36,106
		523,128
Pharmaceuticals — 1.9%
Amneal Pharmaceuticals, Inc.(1)	7,544	19,313
Amphastar Pharmaceuticals, Inc.(1)	2,009	59,245
ANI Pharmaceuticals, Inc.(1)	779	32,679
Arvinas, Inc.(1)	3,221	132,190
Assertio Holdings, Inc.(1)	2,419	7,499
ATAI Life Sciences NV(1)	1,898	6,700
Atea Pharmaceuticals, Inc.(1)	1,804	8,461
Athira Pharma, Inc.(1)	2,050	6,375
Cassava Sciences, Inc.(1)	148	5,155
Collegium Pharmaceutical, Inc.(1)	619	13,538
Contra Zogenix, Inc.(1)	118	80

Corcept Therapeutics, Inc.(1)	5,548	140,253
CorMedix, Inc.(1)	506	2,105
Cymabay Therapeutics, Inc.(1)	3,199	10,813
DICE Therapeutics, Inc.(1)	2,797	97,364
Edgewise Therapeutics, Inc.(1)	2,279	20,397
Fulcrum Therapeutics, Inc.(1)	1,068	7,316
Harmony Biosciences Holdings, Inc.(1)	1,050	62,758
Harrow Health, Inc.(1)	1,394	15,543
Innoviva, Inc.(1)	3,854	50,603
KemPharm, Inc.(1)	1,681	8,002
Milestone Pharmaceuticals, Inc.(1)	1,494	7,336
Nektar Therapeutics(1)	9,355	26,194
Phibro Animal Health Corp., Class A	1,025	12,618
Pliant Therapeutics, Inc.(1)	779	14,318
Prestige Consumer Healthcare, Inc.(1)	2,138	131,401
SIGA Technologies, Inc.	2,747	25,217
Supernus Pharmaceuticals, Inc.(1)	2,911	106,892
Ventyx Biosciences, Inc.(1)	957	27,743
		1,058,108
Professional Services — 1.2%
Barrett Business Services, Inc.	389	38,250
CBIZ, Inc.(1)	2,911	144,531
CRA International, Inc.	410	50,537
DLH Holdings Corp.(1)	410	5,740
First Advantage Corp.(1)	2,834	37,692
Forrester Research, Inc.(1)	738	25,963
Franklin Covey Co.(1)	779	40,477
Heidrick & Struggles International, Inc.	1,107	32,878
HireRight Holdings Corp.(1)	451	5,714
Hudson Global, Inc.(1)	164	4,182
ICF International, Inc.	1,107	119,966
Kelly Services, Inc., Class A	1,763	29,953
Kforce, Inc.	1,271	75,078
Mistras Group, Inc.(1)	984	3,877
Resources Connection, Inc.	1,927	37,191
TrueBlue, Inc.(1)	2,050	44,239
		696,268
Real Estate Management and Development — 1.0%
Anywhere Real Estate, Inc.(1)	6,443	48,645
Cushman & Wakefield PLC(1)	6,543	74,721
eXp World Holdings, Inc.	4,780	62,474
Five Point Holdings LLC, Class A(1)	2,870	6,199
Forestar Group, Inc.(1)	1,025	15,201
FRP Holdings, Inc.(1)	43	2,619
Kennedy-Wilson Holdings, Inc.	7,215	122,799
Marcus & Millichap, Inc.	1,599	59,547
Opendoor Technologies, Inc.(1)	15,267	28,244
Rafael Holdings, Inc., Class B(1)	902	1,768
RE/MAX Holdings, Inc., Class A	1,025	21,320
RMR Group, Inc., Class A	861	24,891
Seritage Growth Properties, Class A(1)	40	479
St. Joe Co.	1,594	61,257
Stratus Properties, Inc.	457	11,105
Tejon Ranch Co.(1)	1,271	24,912
		566,181

Road and Rail — 0.9%
ArcBest Corp.	1,845	152,711
Covenant Logistics Group, Inc.	656	25,184
Daseke, Inc.(1)	2,870	16,732
Heartland Express, Inc.	2,542	42,553
Marten Transport Ltd.	3,690	78,634
PAM Transportation Services, Inc.(1)	410	11,492
TuSimple Holdings, Inc., Class A(1)	821	1,847
Universal Logistics Holdings, Inc.	369	14,011
US Xpress Enterprises, Inc., Class A(1)	1,148	2,594
Werner Enterprises, Inc.	3,403	149,664
		495,422
Semiconductors and Semiconductor Equipment — 1.9%
ACM Research, Inc., Class A(1)	1,689	15,302
Alpha & Omega Semiconductor Ltd.(1)	1,476	51,778
Amtech Systems, Inc.(1)	533	5,831
Axcelis Technologies, Inc.(1)	2,050	163,713
AXT, Inc.(1)	2,173	11,539
CEVA, Inc.(1)	132	3,587
Cohu, Inc.(1)	2,665	95,460
FormFactor, Inc.(1)	3,373	77,815
inTEST Corp.(1)	410	4,654
Kulicke & Soffa Industries, Inc.	372	17,837
Magnachip Semiconductor Corp.(1)	2,583	26,140
MaxLinear, Inc.(1)	725	26,535
NVE Corp.	246	15,673
Photronics, Inc.(1)	4,018	75,538
Rambus, Inc.(1)	6,235	239,299
Semtech Corp.(1)	2,107	64,769
SMART Global Holdings, Inc.(1)	3,157	53,385
Ultra Clean Holdings, Inc.(1)	2,501	89,111
Veeco Instruments, Inc.(1)	2,748	54,630
		1,092,596
Software — 1.7%
A10 Networks, Inc.	4,059	75,944
ACI Worldwide, Inc.(1)	1,157	24,181
Agilysys, Inc.(1)	1,538	102,123
C3.ai, Inc., Class A(1)	5,061	65,844
Cleanspark, Inc.(1)	2,173	4,889
CommVault Systems, Inc.(1)	1,928	127,248
CoreCard Corp.(1)	369	11,037
Digital Turbine, Inc.(1)	2,998	54,744
Ebix, Inc.	1,353	25,694
eGain Corp.(1)	98	862
Envestnet, Inc.(1)	559	32,992
InterDigital, Inc.	1,722	86,393
LiveRamp Holdings, Inc.(1)	3,649	80,132
Mitek Systems, Inc.(1)	2,378	24,327
N-able, Inc.(1)	2,797	31,410
OneSpan, Inc.(1)	432	5,430
Progress Software Corp.	2,460	131,167
SolarWinds Corp.(1)	2,057	17,978
SRAX, Inc.(1)	1,230	2,214
Upland Software, Inc.(1)	820	6,183
Vertex, Inc., Class A(1)	1,476	25,358

Yext, Inc.(1)	4,355	23,212
		959,362
Specialty Retail — 4.5%
Aaron's Co., Inc.	1,722	20,991
Abercrombie & Fitch Co., Class A(1)	3,075	73,739
Academy Sports & Outdoors, Inc.	2,634	132,964
American Eagle Outfitters, Inc.	5,979	94,588
America's Car-Mart, Inc.(1)	328	23,865
Arko Corp.	5,084	47,942
Barnes & Noble Education, Inc.(1)	2,050	5,207
Bed Bath & Beyond, Inc.(1)	3,403	11,570
Big 5 Sporting Goods Corp.	1,148	14,247
Boot Barn Holdings, Inc.(1)	2,091	140,829
Buckle, Inc.	1,722	75,682
Build-A-Bear Workshop, Inc.	902	21,423
Caleres, Inc.	2,009	48,538
Camping World Holdings, Inc., Class A	2,481	68,302
Cato Corp., Class A	1,025	10,660
Chico's FAS, Inc.(1)	6,396	37,545
Children's Place, Inc.(1)	738	26,199
Citi Trends, Inc.(1)	451	13,629
Conn's, Inc.(1)	1,025	10,209
Container Store Group, Inc.(1)	1,681	7,985
Designer Brands, Inc., Class A	3,321	50,811
Express, Inc.(1)	3,858	5,478
Foot Locker, Inc.	5,623	223,795
Genesco, Inc.(1)	779	40,664
Group 1 Automotive, Inc.	748	144,618
Guess?, Inc.	2,255	46,814
Haverty Furniture Cos., Inc.	861	27,147
Hibbett, Inc.	656	43,729
Kirkland's, Inc.(1)	492	1,889
Lazydays Holdings, Inc.(1)	492	6,814
LL Flooring Holdings, Inc.(1)	1,435	9,772
MarineMax, Inc.(1)	1,312	43,335
Monro, Inc.	1,804	82,028
National Vision Holdings, Inc.(1)	1,643	66,476
ODP Corp.(1)	2,953	142,128
OneWater Marine, Inc., Class A(1)	118	3,857
Sally Beauty Holdings, Inc.(1)	6,191	72,806
Shoe Carnival, Inc.	984	25,988
Signet Jewelers Ltd.	2,672	173,680
Sonic Automotive, Inc., Class A	1,189	63,184
Sportsman's Warehouse Holdings, Inc.(1)	2,461	24,167
Tile Shop Holdings, Inc.(1)	2,009	8,438
Tilly's, Inc., Class A	1,271	12,075
TravelCenters of America, Inc.(1)	820	41,943
Urban Outfitters, Inc.(1)	3,860	111,708
Victoria's Secret & Co.(1)	4,244	195,224
Zumiez, Inc.(1)	1,189	27,644
		2,582,326
Technology Hardware, Storage and Peripherals — 0.7%
Eastman Kodak Co.(1)	2,829	11,967
Immersion Corp.(1)	1,271	9,228
Intevac, Inc.(1)	1,353	7,766

IonQ, Inc.(1)	9,713	50,119
Super Micro Computer, Inc.(1)	2,788	251,561
Turtle Beach Corp.(1)	779	7,439
Xerox Holdings Corp.	2,400	39,144
		377,224
Textiles, Apparel and Luxury Goods — 1.2%
Allbirds, Inc., Class A(1)	2,261	6,512
Carter's, Inc.	607	44,335
Delta Apparel, Inc.(1)	328	4,330
Ermenegildo Zegna NV	3,488	38,333
Fossil Group, Inc.(1)	2,583	12,321
G-III Apparel Group Ltd.(1)	2,460	53,210
Hanesbrands, Inc.	13,750	92,400
Kontoor Brands, Inc.	3,348	145,470
Lakeland Industries, Inc.(1)	410	5,465
Movado Group, Inc.	1,025	32,995
Oxford Industries, Inc.	943	106,427
Rocky Brands, Inc.	328	9,276
Steven Madden Ltd.	3,239	111,875
Superior Group of Cos., Inc.	615	6,150
Unifi, Inc.(1)	820	7,183
Vera Bradley, Inc.(1)	1,353	5,141
Wolverine World Wide, Inc.	99	1,109
		682,532
Thrifts and Mortgage Finance — 2.1%
Axos Financial, Inc.(1)	3,890	156,028
Blue Foundry Bancorp(1)	1,481	19,357
Bridgewater Bancshares, Inc.(1)	1,189	22,912
Columbia Financial, Inc.(1)	2,545	56,194
Federal Agricultural Mortgage Corp., Class C	574	72,238
Flagstar Bancorp, Inc.	2,993	112,357
FS Bancorp, Inc.	377	12,893
Hingham Institution For Savings	84	24,652
Home Bancorp, Inc.	410	17,622
Kearny Financial Corp.	3,854	37,268
Merchants Bancorp	902	23,082
Mr. Cooper Group, Inc.(1)	1,531	69,140
NMI Holdings, Inc., Class A(1)	4,674	100,631
Northfield Bancorp, Inc.	2,419	38,583
Ocwen Financial Corp.(1)	451	15,217
PennyMac Financial Services, Inc.	1,564	93,308
Provident Financial Services, Inc.	4,182	94,221
Southern Missouri Bancorp, Inc.	451	23,389
TrustCo Bank Corp. NY	1,025	39,811
Waterstone Financial, Inc.	1,230	20,603
WSFS Financial Corp.	3,330	161,538
		1,211,044
Trading Companies and Distributors — 1.5%
Alta Equipment Group, Inc.	1,148	13,822
BlueLinx Holdings, Inc.(1)	656	45,526
Boise Cascade Co.	1,489	110,246
Distribution Solutions Group, Inc.(1)	30	1,064
Global Industrial Co.	475	11,690
H&E Equipment Services, Inc.	1,886	79,080
McGrath RentCorp	1,353	132,756

MRC Global, Inc.(1)	208	2,446
NOW, Inc.(1)	7,470	93,226
Rush Enterprises, Inc., Class A	2,346	120,889
Rush Enterprises, Inc., Class B	458	24,269
Titan Machinery, Inc.(1)	1,312	57,767
Transcat, Inc.(1)	492	39,375
Veritiv Corp.	943	126,871
		859,027
Water Utilities — 0.3%
American States Water Co.	789	77,314
Artesian Resources Corp., Class A	451	24,607
California Water Service Group	792	51,425
Consolidated Water Co. Ltd.	779	11,342
York Water Co.	257	11,742
		176,430
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	2,665	51,888
Spok Holdings, Inc.	902	7,324
Telephone & Data Systems, Inc.	5,863	61,796
United States Cellular Corp.(1)	867	18,432
		139,440
TOTAL COMMON STOCKS (Cost $52,233,121)		56,842,367
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $74,905)	74,905	74,905
TOTAL INVESTMENT SECURITIES—100.0% (Cost $52,308,026)		56,917,272
OTHER ASSETS AND LIABILITIES†		16,164
TOTAL NET ASSETS — 100.0%		$56,933,436

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.